SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS (Details Narrative)												1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 18, 2025 USD ($) $ / shares shares	Apr. 09, 2025 USD ($)	Feb. 03, 2025 USD ($)	Jan. 30, 2025 USD ($) Segment $ / shares shares	May 03, 2024 USD ($) shares	Mar. 08, 2024 USD ($) shares	Dec. 28, 2023 USD ($) $ / shares shares	Nov. 03, 2023 USD ($) shares	Sep. 01, 2023 USD ($)	Jul. 14, 2022	May 03, 2022	Jan. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2025 shares	May 21, 2025 shares	Feb. 28, 2025 $ / shares	Oct. 09, 2024 shares	Jun. 30, 2024 shares	Nov. 02, 2023 shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 shares
Class of Warrant or Right [Line Items]
Common stock voting rights																				The holders of the Company’s common stock are entitled to one vote per share.
Authorized shares													100,000,000					100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized													20,000,000					20,000,000		20,000,000	20,000,000
Exercise price | $ / shares													$ 10.98					$ 10.98						$ 36.00
Warrants for cash proceeds | $							$ 280,500											$ 4,244,467
Gross proceeds | $												$ 1,817,640						2,009,095	2,676,980	$ 2,676,980
Aggregate offering price value | $														$ 4,244,467							255,107
Proceeds from common stock | $																			2,290,186	2,290,186
Offering costs | $																			161,461	181,857
Offering costs | $													$ 33,624					33,624			567,603
Deferred offering costs | $																$ 583,713				583,713
Incentive plan description											(i) increase the aggregate number of shares available for the grant of awards by 812 shares to a total of 1,112 shares, and (ii) add an “evergreen” provision whereby the number of shares authorized for issuance pursuant to awards under the Incentive Plan will be automatically increased on the first trading date immediately following the date the Company issues any share of common stock (defined below) to any person or entity, to the extent necessary so that the number of shares of the Company’s common stock authorized for issuance under the Incentive Plan will equal the greater of (x) 1,112 shares, and (y) 15% of the total number of shares of the Company’s common stock outstanding as of such issuance date (the “Evergreen Provision”). The Plan Amendment was approved by the Company’s shareholders at a special meeting of the Company’s shareholders held on July 14, 2022.
Stock based compensation expenses | $													$ 186,567		$ 369,200			585,847	1,096,570	$ 1,475,947	1,994,085
Warrant issued description																				The Company engaged Roth Capital Partners, LLC (“Roth”) to act as its financial advisor in connection with the transactions summarized above and has paid Roth approximately $144,000 for its services, in addition to reimbursement for certain expenses. Roth was also issued warrants to purchase up to 374 shares of common stock. The Roth Warrants have the same terms as the Inducement Warrants. The grant date fair value of these Roth Warrants was estimated to be $77,991 on December 28, 2023 and were charged to additional paid in capital as issuance costs. The Company also incurred legal fees of $17,254 related to the transactions above that were charged to additional paid in capital as issuance costs.
Intrinsic value | $
Ffair value of Warrant | $	$ 2,150,111						$ 2,599,552										$ 714,000	(858)	(20,722)	$ (24,370)	$ (94,396)
Exercise of the warrants | $				$ 4,244,467
Engagement agreement description				(i) a cash fee equal to 7.0% of the aggregate gross proceeds received in the Offering, (ii) a management fee equal to 1.0% of the aggregate gross proceeds received in the Offering, (iii) a non-accountable expense allowance of $25,000, (iv) reimbursement of up to $100,000 for legal fees and expenses and other out of pocket expenses and (v) up to $15,950 for the clearing expenses.
Non-accountable expense allowance | $				$ 25,000
Legal fees | $	$ 334,659			100,000
clearing expenses | $				$ 15,950
Sale of stock description	The Company engaged the Placement Agent to act as its exclusive placement agent in connection with the transactions summarized above and agreed to pay the Placement Agent a cash fee equal to 7.0% of the gross proceeds as well as a management fee equal to 1.0% of the aggregate gross proceeds from the exercise of the Existing Warrants, plus reimbursement for certain expenses and the issuance of 14,146 placement agent warrants.
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs | $																		$ 1,636,799
Series C Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock voting rights										Each share of Series C Preferred Stock was entitled to receive $0.10 in cash for each 10 whole shares of Series C Preferred Stock immediately prior to the Redemption.
Redeemable preferred stock, shares issued																													52,684.548
Redeemable preferred stock, shares outstanding																												0	52,684.548
Preferred Stock authorized for future issuances																				100,000	100,000
Measurement Input, Option Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input				106
Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input				4.4
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input				0
Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input | Segment				21.72
Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input				45.00
Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Expected life in years				5 years
2020 Long Term Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Authorized shares reserved																											1,945
2020 Long Term Incentive Plan [Member] | Board [Member]
Class of Warrant or Right [Line Items]
Authorized shares reserved																							24,978
Shares available for grant													7,549			749		7,549		2,139
Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Authorized shares																									8,061
Shares available for grant																									5,367
Restricted Stock Units (RSUs) [Member]
Class of Warrant or Right [Line Items]
Stock based compensation expenses | $													$ 186,567		369,200			$ 585,847	1,096,570	$ 1,475,947	$ 1,994,085
Unamortized stock-based compensation costs | $													604,895					$ 604,895		$ 892,536
Weighted average period																		2 years 10 months 13 days		1 year 10 months 28 days
Common stock vested restricted stock units																		721		170	348
Restricted stock units vested																		836
Share-Based Payment Arrangement, Option [Member]
Class of Warrant or Right [Line Items]
Stock based compensation expenses | $													414		$ 414			$ 1,242	$ 5,854	$ 5,441	$ 156,075
Unamortized stock-based compensation costs | $													$ 690					$ 690		$ 1,932
Weighted average period																		4 months 24 days		1 year 1 month 24 days
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Stock based compensation expenses | $																				$ 91,886	$ 0
Common stock vested restricted stock units																				1,216
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares				102,444										102,444							775
Shares other																3,912				3,912	2,322
Aggregate offering price value | $														$ 1,024							$ 8
Shares outstanding													518,296	205,971	49,977	40,525		518,296	49,977	56,501	15,219	252,168				43,774		11,546
Stock have been issued due to exercises													202,083	38,528		10,856
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Class of Warrant or Right [Line Items]
Shares other																				153	576
Common stock vested restricted stock units																				115
Common Stock [Member] | Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Common stock vested restricted stock units																				1,216
Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 36.00
February Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares							6,234
Purchase of warrants							12,467													3,912	3,912
Exercise price | $ / shares							$ 22.56
Warrants for cash proceeds | $							$ 280,500
February Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants | $ / shares							$ 246.60
February Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Share price | $ / shares																					$ 1,400.40
Pre Modification Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares																				$ 280.80
Warrants outstanding, measurement input																				1,400.40
Expected life in years																				3 years 7 months 6 days
Warrants outstanding, per share | $ / shares																				$ 97.20
Share price | $ / shares																				280.80
Exercise price | $ / shares																				$ 1,400.40
Term (years)																				4 years 1 month 6 days
Investment outstanding, per share | $ / shares																				$ 111.60
Pre Modification Warrants [Member] | Measurement Input, Option Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input																				94
Investment outstanding, measurement input																				95
Pre Modification Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input																				3.96
Investment outstanding, measurement input																				3.90
Pre Modification Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input																				0
Investment outstanding, measurement input																				0
Pre Modification Warrants [Member] | Existing Warrants [Member]
Class of Warrant or Right [Line Items]
Shares outstanding																				678
Intrinsic value | $																				$ 65,349
Pre Modification Warrants [Member] | Investment Options [Member]
Class of Warrant or Right [Line Items]
Shares outstanding																				5,556
Intrinsic value | $																				$ 618,648
Post Modification Warrants [Member]
Class of Warrant or Right [Line Items]
Intrinsic value | $ / shares																				$ 34.20
Inducement gain | $																				$ 470,817
Post Modification Warrants [Member] | Existing Warrants [Member]
Class of Warrant or Right [Line Items]
Intrinsic value | $																				23,180
Post Modification Warrants [Member] | Investment Options [Member]
Class of Warrant or Right [Line Items]
Intrinsic value | $																				190,000
Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares				36,444
Exercise price | $ / shares				$ 0.0012
Warrants to purchase of shares				36,444
Stock have been issued due to exercises																		36,444
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares				138,889
Warrants to purchase of shares				138,889
Series A Warrants [Member] | Measurement Input, Option Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	129.0
Series A Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Expected life in years	4 years 4 months 17 days
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares				138,889
Warrants to purchase of shares				138,889
Stock have been issued due to exercises																		2,084
Series B Warrants [Member] | Measurement Input, Option Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	134.0
Series B Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Expected life in years	10 months 17 days
Series B Warrants [Member] | Measurement Input, Expected Dividend Payment [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	0
Pre-Funded Warrants and Accompanying Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 35.9988
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 13.7256			$ 45.00
Ffair value of Warrant | $	$ 90,000		$ 147,564
Warrants to purchase of shares				9,723
Shares and pre-funded warrant percentage				7.00%
Public offering price percentage				125.00%
Warrant expire date				Feb. 03, 2030
Series A Warrants and Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants | $ / shares	$ 10.98
Purchase of warrants	202,083
Exercise price | $ / shares	$ 36.00
Ffair value of Warrant | $	$ 636,662
Stock have been issued due to exercises	1,513,449
Series A Warrants and Series B Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	3.6
Series C Warrants and Series D Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	0
Series C Warrants and Series D Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Purchase of warrants	404,166
Series C Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 10.98
Expected life in years	5 years
Series C Warrants [Member] | Measurement Input, Option Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	126.0
Series C Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	3.6
Series C Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Expected life in years	5 years 2 months 23 days
Series D Warrants [Member]
Class of Warrant or Right [Line Items]
Gross proceeds | $	$ 2,218,873
Expected life in years	18 months
Series D Warrants [Member] | Measurement Input, Option Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	125.0
Series D Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	3.5
Series D Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Expected life in years	1 year 8 months 23 days
Distribution Agreement [Member]
Class of Warrant or Right [Line Items]
Offering costs | $																				$ 0
Distribution Agreement [Member] | Canaccord Genuity LLC [Member]
Class of Warrant or Right [Line Items]
Common stock, offering price | $									$ 10,000,000.0
Aggregate gross sales price | $									$ 2,392,514
Commission percentage									3.00%
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares																				9,267
Proceeds from common stock | $																				$ 2,392,502
Offering costs | $																				583,713
Offering costs | $																				$ 0	$ 171,944
Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares					2,545	1,271
Aggregate offering price value | $					$ 448,840	$ 322,453
Registration Rights Agreement [Member]
Class of Warrant or Right [Line Items]
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares								27,223
Purchase committment | $								$ 10,000,000.0
Shares resale								6,336
Shares commitment								775
Purchase Agreements [Member]
Class of Warrant or Right [Line Items]
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares																				13,278
Proceeds from common stock | $																				$ 1,083,709
Offering costs | $																				0	$ 395,660
Number of shares traded in market					1,000,000
Deferred offering costs | $																				$ 471,756
Issued shares																				20,281
ATM Agreement [Member]
Class of Warrant or Right [Line Items]
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares																		110,242
Aggregate offering price value | $		$ 1,854,151
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs | $																		$ 1,636,799